INCOME TAX AND DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAX AND DEFERRED TAX [Abstract]
Income Tax Expense
The reconciliation between the tax computed for tax purposes and the income tax expense charged to the statement of comprehensive income in the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018	2017	2016
Current income tax	(3,198,356)	(2,442,608)	(931,568)
Special revaluation tax	(1,048,000)	-	-
Deferred income tax	4,233,185	2,495,685	(170,709)
Total income tax	(13,171)	53,077	(1,102,277)

Net Deferred Tax Assets and Liabilities
The analysis of the net deferred tax assets and liabilities is as follows:

	2018	2017
Deferred tax assets:
Deferred tax assets to be recovered after more than 12 months	725,558	619,101
Deferred tax assets to be recovered after less than 12 months	103,566	112,834
Deferred tax liabilities:
Deferred tax liabilities to be recovered after more than 12 months	(2,949,051)	(7,164,720)
Deferred tax liabilities to be recovered after less than 12 months	(103,638)	(23,965)
Deferred tax liabilities, net	(2,223,565)	(6,456,750)

Components of Net Deferred Tax Assets and Liabilities
The components of the net deferred tax assets and liabilities as of December 31, 2018, 2017 and 2016 are the following:

Deferred tax assets	Allowance for doubtful accounts	Tax credits discounted value loss	Account receivables discounted value	Provisions for legal claims and other provisions	Financial lease	Contract liabilities	Total
As of December 31, 2016	12,294	2,815	70	180,950	518,070	281,232	995,431
Charge in results	(12,294)	(2,815)	(70)	(68,116)	(182,606)	2,405	(263,496)
As of December 31, 2017	-	-	-	112,834	335,464	283,637	731,935
Charge in results	-	387	2,273	(11,928)	72,110	34,347	97,189
As of December 31, 2018	-	387	2,273	100,906	407,574	317,984	829,124

Deferred tax liabilities	Deferred sales	Loans	Property, plant and equipment	Cash and cash equivalents	Inventaries	Total
As of December 31, 2016	85	(8,756)	(9,915,672)	(14,373)	(9,150)	(9,947,866)
Charge in results	(85)	5,094	2,754,614	(2,090)	1,648	2,759,181
As of December 31, 2017	-	(3,662)	(7,161,058)	(16,463)	(7,502)	(7,188,685)
Charge in results	2,839	(27,419)	4,243,088	(78,451)	(4,061)	4,135,996
As of December 31, 2018	2,839	(31,081)	(2,917,970)	(94,914)	(11,563)	(3,052,689)

Effective Income Tax Rate Reconciliation
Income tax expense computed at the statutory tax rate on pre-tax income differs from the income tax expense for the years ended December 31, 2018, 2017 and 2016 as follows:

	2018	2017	2016
Pre tax income	11,429,007	5,698,116	2,208,572
Statutory income tax rate	30%	35%	35%
Pre tax income at statutory income tax rate	(3,428,702)	(1,994,341)	(773,000)
Tax effects due to:
- Inflation effect (1)	4,432,884	(187,006)	(321,584)
- Special revaluation tax	(1,048,000)	-	-
-Change in the tax rate (2)	-	2,234,656	-
-Non taxable income or non deductible expenses	44,482	428	(7,693)
-Others	(13,835)	(660)	-
Total income tax	(13,171)	53,077	(1,102,277)

(1)	Corresponds to the inflation effect on non-deferred tax assests and liabilities.
(2)	Corresponds to the effect of the reduction in the enacted tax rate on the net deferred tax liability according to the aforementioned.